UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Absolute Return Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Multi-Manager Alternatives Fund

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 36.9%
Basic Materials: 2.2%
6,495	Ashland, Inc.	$67,093
559	Plum Creek Timber Co, Inc.	16,250
1,779	Rayonier, Inc.	53,761
1,170	Titanium Metals Corp.	6,400
		143,504

Chemicals: 0.1%
2,280	TETRA Technologies Inc *	7,410

Communications: 4.2%
1,147	Cablevision Systems Corp.	14,842
965	Clearwire Corp. *	4,970
4,662	Comcast Corp.	63,590
6,636	Corning, Inc.	88,060
2,629	DISH Network Corp. (Class A) *	29,208
307	eBay Inc. *	3,856
247	Garmin Ltd.	5,239
81	Hearst-Argyle Television, Inc.	337
226	Liberty Global, Inc. *	3,291
494	Liberty Media Corp. Interactive *	1,433
3,380	Motorola, Inc.	14,297
96	NII Holdings, Inc. *	1,440
2,363	Sprint Nextel Corp. *	8,436
89	The McGraw-Hill Companies, Inc.	2,035
658	US Cellular Corp. *	21,938
212	WebMD Health Corp. *	4,728
		267,700

Consumer, Cyclical: 3.9%
162	Barnes & Noble Inc.	3,464
1,475	Big Lots, Inc. *	30,650
939	BJ's Wholesale Club Inc. *	30,039
1,247	CarMax, Inc. *	15,513
465	Costco Wholesale Corp.	21,539
343	Federal-Mogul Corp. *	2,291
1,285	Foot Locker Inc.	13,467
7,958	Ford Motor Co. *	20,930
533	Guess?, Inc.	11,236
1,225	Ingram Micro, Inc. *	15,484
81	Interval Leisure Group Inc. *	429
4,173	MGM Mirage *	9,723
27	Orient-Express Hotels Ltd.	111
718	Saks Inc *	1,343
161	Southwest Airlines Co.	1,019
658	Steelcase, Inc. (Class A)	3,297
2,206	Tech Data Corp. *	48,047
404	The Gap, Inc.	5,248
303	TRW Automotive Holdings Corp. *	976
158	Warner Music Group Corp. *	371
1,195	Williams-Sonoma, Inc.	12,046
		247,223

Consumer, Non-cyclical: 9.7%
2,703	AmerisourceBergen Corp.	88,280
1,373	Bare Escentuals, Inc. *	5,629
86	Brown-Forman Corp. (Class B)	3,339
473	Bunge Ltd.	26,795
1,780	Cardinal Health, Inc.	56,034
146	Career Education Corp. *	3,498
798	Convergys Corp. *	6,448
316	Corn Products International, Inc.	6,699
100	Coventry Health Care Inc. *	1,294
781	Dean Foods Co. *	14,120
356	Genpact Ltd. *	3,154
6,537	Health Management Associates, Inc. *	16,865
1,383	Health Net Inc. *	20,026
1,840	Hill-Rom Holdings, Inc.	18,198
84	Hormel Foods Corp.	2,664
3,130	H&R Block Inc.	56,935
772	Lender Processing Services, Inc.	23,631
725	McKesson Corp.	25,404
835	Quanta Services, Inc. *	17,911
1,707	Sepracor Inc. *	25,025
173	Service Corp. International	604
959	Sysco Corp.	21,865
3,434	Tenet Healthcare Corp. *	3,983
1,366	Ticketmaster Entertainment, Inc. *	5,041
7,395	Tyson Foods, Inc.	69,439
1,314	Visa Inc.	73,058
268	Watson Pharmaceuticals Inc. *	8,337
1,211	Western Union Co. *	15,222
		619,498

Energy: 1.8%
935	Cabot Oil & Gas Corp.	22,038
398	Dresser-Rand Group Inc. *	8,796
1	EOG Resources Inc.	55
896	Key Energy Services Inc. *	2,580
9	Oil States International Inc. *	121
2,585	Pioneer Natural Resources Co.	42,575
2	Sunoco Inc.	53
1,446	Tesoro Corp.	19,478
901	Whiting Petroleum Corp. *	23,291
		118,987

Financial: 7.8%
1,671	Aflac Inc.	32,351
1,012	American Financial Group Inc.	16,243
542	BancorpSouth Inc.	11,295
170	Bank Hawaii Corp.	5,607
551	Bank of New York Mellon Corp.	15,566
139	BlackRock Inc.	18,076
38	BOK Financial Corp.	1,313
71	Boston Properties, Inc.	2,487
6,499	Charles Schwab Co.	100,735
1,609	Developers Diversified Realty Corp.	3,427
804	Discover Financial Services	5,073
54	Erie Indemnity Co.	1,846
311	Federated Investors Inc. *	6,923
44	First American Corp.	1,166
2	First Citizens Bancorporation, Inc.	264
448	Forest City Enterprises Inc	1,613
165	HCC Insurance Holdings Inc.	4,156
459	Investment Technology Group Inc. *	11,714
8,183	Janus Capital Group, Inc.	54,417
4,119	MBIA Inc. *	18,865
983	Northern Trust Corp.	58,803
1,528	Principal Financial Group Inc.	12,499
61	Public Storage Inc.	3,370
1,395	SL Green Realty Corp.	15,066
583	State Street Corp.	17,945
239	SunTrust Banks Inc.	2,806
440	T. Rowe Price Group Inc.	12,698
639	TD Ameritrade Holding Corp. *	8,825
2,840	TFS Financial Corp.	34,449
656	Torchmark Corp.	17,207
380	Unum Group	4,750
		501,555

Industrial: 4.0%
2,535	AGCO Corp. *	49,686
79	Armstrong World Industries, Inc. *	870
109	AVX Corp.	990
1,060	Commercial Metals Co.	12,243
32	Corrections Corp. of America *	410
1,121	Fluor Corp.	38,731
758	Harsco Corp.	16,805
1,375	Jabil Circuit, Inc.	7,645
532	Jacobs Engineering Group, Inc. *	20,567
427	John Bean Technologies Corp. *	4,466
3,893	KBR, Inc.	53,762
1,582	Molex, Inc.	21,737
1,608	Temple-Inland, Inc.	8,635
315	Timken Co.	4,397
1,015	UTI Worldwide, Inc.	12,129
400	WABCO Holdings Inc.	4,924
		257,997

Technology: 2.6%
687	Atmel Corp. *	2,494
55	Compuware Corp. *	362
816	Cree Inc. *	19,200
161	Electronic Arts Inc. *	2,929
52	Hewlett-Packard Co.	1,667
443	Intersil Corp.	5,095
1,729	Marvell Technology Group Ltd. *	15,838
153	Salesforce.com Inc. *	5,008
753	Synopsys Inc. *	15,610
5,732	Texas Instruments, Inc.	94,635
3,863	Unisys Corp. *	2,047
		164,885

Utilities: 0.6%
4,444	Calpine Corp. *	30,264
215	Energen Corp.	6,263
189	NRG Energy Inc. *	3,326
		39,853
Total Common Stocks
(Cost: $2,582,512)(a)		2,368,612

CLOSED-END FUNDS: 25.3%
4,489	BlackRock Apex Municipal Fund, Inc.	33,623
30,000	BlackRock Corporate High Yield Fund, Inc.	122,400
127	BlackRock Debt Strategies Fund, Inc.	254
6,589	DWS Global Commodities Stock Fund	37,623
8,100	Eaton Vance Limited Duration Income Fund	85,131
11,000	Global Convertible Securities & Income Fund	54,230
17,000	ING Prime Rate Trust	58,990
17,925	MFS Intermediate Income Trust	112,748
20,050	MFS Multimarket Income Trust	102,656
24,000	MFS Municipal Income Trust	124,080
46,000	Nicholas-Applegate Convertible Fund, Inc.	214,820
31,800	Nuveen Senior Income Fund	102,078
17,400	Templeton Emerging Markets Fund, Inc.	167,910
30,500	Templeton Emerging Markets Income Fund	279,075
52,000	Van Kampen Senior Income Trust	123,760
Total Closed-End Funds
(Cost: $1,835,138)(a)		1,619,378

EXCHANGE TRADED FUNDS: 16.3%
4,420	First Trust ISE-Revere Natural Gas Index Fund	43,979
830	iShares iBoxx $ Invest Grade Corp Bond Fund	78,119
1,190	iShares iBoxx High Yield Corp Bond Fund	80,682
1,950	iShares MSCI All-Country Asia ex Japan Index Fund	64,895
965	iShares MSCI Brazil Index Fund	36,380
1,285	iShares S&P Global Consumer Staple Index Fund	53,596
1,235	iShares S&P Global Healthcare Sector ETF	49,164
2,030	iShares S&P Global Materials Index Fund	75,617
790	iShares S&P National Muni Bond Fund	78,755
1,950	Market Vectors Agribusiness ETF (b)	55,204
2,025	Market Vectors Global Alternative Energy ETF (b)	37,341
2,410	Market Vectors Steel ETF (b)	66,154
4,235	PowerShares Dynamic Oil & Gas Portfolio	43,705
2,950	PowerShares Global Nuclear Energy Portfolio	39,796
4,300	PowerShares Water Resources Portfolio	51,299
495	SPDR Gold Trust *	44,689
2,825	Vanguard Information Technology ETF	99,525
1,200	Vanguard Pacific ETF	45,132
Total Exchange Traded Funds
(Cost: $1,375,906)(a)		1,044,032

OPEN-END FUND: 4.3%
(Cost: $352,655)
12,167	CGM Focus Fund	273,401

MONEY MARKET FUND: 12.7%
(Cost: $812,910)
812,910	AIM Treasury Portfolio - Institutional Class	812,910

Total Investments: 95.5%
(Cost: $6,959,121)		6,118,333
Other assets less liabilities: 4.5%		291,807
NET ASSETS: 100.0%		$6,410,140

SECURITIES SOLD SHORT: (39.7)%
COMMON STOCKS: (36.6)%
Basic Materials: (1.9)%
(1,079)	Alcoa, Inc.	$(7,920)
(4,020)	Century Aluminum Co. *	(8,482)
(1,494)	Freeport-McMoran Copper & Gold, Inc.	(56,936)
(529)	PPG Industries Inc.	(19,520)
(300)	Southern Copper Corp.	(5,226)
(827)	Weyerhaeuser Co.	(22,800)
		(120,884)

Communications: (2.1)%
(2,349)	ADC Telecommunications, Inc. *	(10,312)
(6,017)	CBS Corp.	(23,105)
(533)	Ciena Corp. *	(4,147)
(323)	CommScope, Inc. *	(3,669)
(132)	Crown Castle International Corp. *	(2,694)
(1,637)	E.W. Scripps Co.	(2,210)
(1,188)	Expedia Inc. *	(10,787)
(138)	F5 Networks, Inc. *	(2,891)
(4,463)	Gannett Co., Inc.	(9,819)
(1,649)	SBA Communications Corp. *	(38,422)
(1,604)	Symantec Corp. *	(23,964)
		(132,020)

Consumer, Cyclical: (3.6)%
(1,219)	AMR Corp. *	(3,889)
(545)	AutoZone, Inc. *	(88,628)
(649)	KB Home	(8,554)
(477)	Liz Claiborne, Inc.	(1,178)
(834)	M.D.C. Holdings, Inc.	(25,971)
(178)	McDonalds Corp.	(9,713)
(680)	Mohawk Industries, Inc. *	(20,312)
(36)	MSC Industrial Direct Co., Inc.	(1,119)
(23)	NVR, Inc. *	(9,838)
(365)	Oshkosh Corp.	(2,460)
(1,157)	The Home Depot, Inc.	(27,259)
(1,832)	Toll Brothers, Inc. *	(33,269)
		(232,190)

Consumer, Non-cyclical: (7.0)%
(1,481)	BioMarin Pharmaceutical Inc. *	(18,290)
(65)	Cigna Corp.	(1,143)
(1,006)	Clorox Co.	(51,789)
(451)	Constellation Brands, Inc. *	(5,367)
(663)	Davita Inc. *	(29,139)
(886)	Eli Lilly & Co.	(29,601)
(297)	FTI Consulting, Inc. *	(14,696)
(800)	General Mills Inc.	(39,904)
(828)	H.J. Heinz Co.	(27,374)
(1,193)	Hologic, Inc. *	(15,616)
(81)	Intuitive Surgical, Inc. *	(7,724)
(1,189)	Jarden Corp. *	(15,065)
(549)	JM Smucker Co.	(20,461)
(1,168)	Kellogg Co.	(42,784)
(2,840)	King Pharmaceuticals, Inc. *	(20,079)
(546)	MSCI Inc. *	(9,233)
(1,440)	Mylan, Inc. *	(19,310)
(1,053)	Perrigo Co.	(26,146)
(203)	Quest Diagnostics Inc.	(9,638)
(1,249)	Supervalu, Inc.	(17,836)
(201)	United Rentals Inc. *	(846)
(1,296)	Weight Watchers International, Inc.	(24,041)
		(446,082)

Energy: (2.2)%
(407)	ConocoPhillips	(15,938)
(1,279)	Covanta Holding Corp. *	(16,742)
(936)	Devon Energy Corp.	(41,830)
(214)	Diamond Offshore Drilling, Inc. *	(13,452)
(2,020)	El Paso Corp.	(12,625)
(30)	Patriot Coal Corp. *	(111)
(1,493)	Plains Exploration & Production Co. *	(25,724)
(322)	Quicksilver Resources, Inc. *	(1,784)
(1,022)	W&T Offshore Inc.	(6,285)
(236)	Walter Industries, Inc.	(5,397)
		(139,888)

Financial: (10.1)%
(84)	Affiliated Managers Group, Inc. *	(3,504)
(2,319)	Allstate Corp.	(44,409)
(604)	Ameriprise Financial, Inc.	(12,376)
(3,355)	Annaly Capital Management, Inc.	(46,534)
(579)	Apartment Investment & Management Co.	(3,173)
(2,152)	Capital One Financial Corp.	(26,341)
(2,612)	CapitalSource, Inc.	(3,187)
(271)	Everest Re Group Ltd.	(19,187)
(5,436)	Genworth Financial Inc.	(10,328)
(705)	Goldman Sachs Group, Inc.	(74,744)
(3,167)	Hartford Financial Services Group Inc.	(24,861)
(2,107)	Jefferies Group, Inc. *	(29,077)
(2,200)	JPMorgan Chase & Co.	(58,476)
(2,675)	KeyCorp.	(21,052)
(938)	Lazard Ltd.	(27,577)
(2,135)	Legg Mason, Inc.	(33,947)
(1,303)	Lincoln National Corp.	(8,717)
(12)	Markel Corp. *	(3,407)
(2,652)	Marshall & Ilsley Corp.	(14,931)
(931)	MGIC Investment Corp.	(1,322)
(981)	Morgan Stanley	(22,337)
(262)	PartnerRe Ltd.	(16,262)
(772)	Prudential Financial Inc.	(14,683)
(1,994)	Regions Financial Corp.	(8,494)
(5,318)	SLM Corp. *	(26,324)
(2,007)	Taubman Centers Inc.	(34,199)
(848)	UDR, Inc.	(7,301)
(234)	Vornado Realty Trust	(7,778)
(1,566)	Webster Financial Corp.	(6,656)
(1,605)	XL Capital Ltd.	(8,763)
(2,807)	Zions Bancorporation	(27,593)
		(647,540)

Industrial: (2.9)%
(11)	3M Co.	(547)
(1,022)	Caterpillar Inc.	(28,575)
(675)	Deere & Co.	(22,187)
(719)	Eagle Materials Inc.	(17,436)
(185)	Eaton Corp.	(6,819)
(569)	Energizer Holdings, Inc. *	(28,274)
(319)	FLIR Systems Inc. *	(6,533)
(173)	Illinois Tool Works Inc.	(5,337)
(3,521)	Ingersoll-Rand Co.	(48,590)
(11)	Itron, Inc. *	(521)
(1,445)	Owens Corning, Inc. *	(13,063)
(72)	Stanley Works	(2,097)
(647)	Vishay Intertechnology, Inc. *	(2,252)
(158)	Waters Corp. *	(5,838)
		(188,069)

Technology: (6.1)%
(48)	Apple, Inc. *	(5,045)
(1,564)	Cadence Design Systems, Inc. *	(6,568)
(164)	Dun & Bradstreet Corp.	(12,628)
(1,043)	Fiserv, Inc. *	(38,028)
(9)	Google Inc. *	(3,133)
(1,090)	Integrated Device Technology, Inc. *	(4,960)
(1,581)	International Rectifier Corp. *	(21,359)
(2,176)	KLA-Tencor Corp.	(43,520)
(2,519)	Lam Research Corp. *	(57,358)
(720)	Linear Technology Corp.	(16,546)
(202)	Novellus Systems, Inc. *	(3,359)
(2,840)	Nuance Communications, Inc. *	(30,842)
(4,728)	ON Semiconductor Corp. *	(18,439)
(4,277)	Pitney Bowes, Inc.	(99,868)
(46)	Priceline.com Inc. *	(3,624)
(4,541)	Seagate Technology	(27,291)
		(392,568)

Utilities: (0.7)%
(319)	AGL Resources Inc.	(8,463)
(1,898)	American Water Works Co., Inc. *	(36,518)
		(44,981)
Total Common Stocks Sold Short
(Proceeds: $2,982,428)		(2,344,222)

EXCHANGE TRADED FUNDS: (3.1)%
(2,735)	iShares MSCI EAFE Index Fund	(102,809)
(1,240)	SPDR Trust, Series 1	(98,605)
Total Exchange Traded Funds Sold Short		(201,414)
(Proceeds: $369,649)
Total Securities Sold Short
(Proceeds: $3,352,077)		$(2,545,636)

*	Non-income producing
(a)	Securities segregated for securities sold short with a market value of $5,032,022.
(b)
 Affiliated issuer - as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).  Fiscal year to date transactions of affiliates are as follows:

Affiliates	Market Value 12/31/08	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Market Value 3/31/09
Market Vectors Agribusiness ETF	$36,623	$17,069	$-	$-	$-	$55,204
Market Vectors Global Alternative Energy ETF	36,776	7,787	-	-	-	37,341
Market Vectors Steel ETF	-	65,489	-	-	-	66,154
Total	$73,399	$90,345	$-	$-	$-	$158,699

The aggregate cost of investments owned for Federal income tax purposes is $7,508,268 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$185,606
Gross Unrealized Depreciation	(1,575,541)
Net Unrealized Depreciation	$(1,389,935)

See Note to Schedule of Investments

Worldwide Multi-Manager Alternatives Fund
Note to Schedule of Investments
March 31, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of quarter end were as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
Long Positions:
$6,118,333	None	None	$6,118,333
Short Positions:
$2,545,636	None	None	$2,545,636

ITEM 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective,
as of a date within 90 days   of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under   the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Absolute Return Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Multi-Manager Alternatives Fund

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Van Eck, Chief Executive Officer, Worldwide Multi-Manager Alternatives Fund

Date: May 29, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Multi-Manager Alternatives Fund

Date: May 29, 2009